THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 37.0%

	Face Amount	Value

Communication Services — 1.3%
T-Mobile USA
Callable 04/15/2026 @ $102 3.500%, 04/15/2031	$1,500,000	$1,411,470

Consumer Discretionary — 0.9%
Ford Motor Credit
Callable 04/28/2027 @ $100 4.950%, 05/28/2027	1,000,000	1,016,800

Consumer Staples — 3.3%
Kraft Heinz Foods
Callable 12/01/2045 @ $100 4.375%, 06/01/2046	2,000,000	1,975,280
Mars
Callable 04/16/2032 @ $100 1.625%, 07/16/2032(A)	2,000,000	1,708,235

		3,683,515

Energy — 1.4%
Chesapeake Energy
Callable 02/05/2024 @ $103 5.875%, 02/01/2029(A)	1,500,000	1,548,750

Financials — 8.9%
First Maryland Capital II
Callable 05/06/2022 @ $100 1.167%, ICE LIBOR USD 3 Month + 0.850%, 02/01/2027 (C)	2,411,000	2,311,688
JPMorgan Chase
3.769%, ICE LIBOR USD 3 Month + 3.470%, (B)	2,863,000	2,863,000
Callable 07/30/2022 @ $100
OneMain Finance
8.250%, 10/01/2023	2,000,000	2,107,320
State Street
Callable 05/06/2022 @ $100 1.066%, ICE LIBOR USD 3 Month + 0.560%, 05/15/2028	2,750,000	2,611,945

		9,893,953

Health Care — 8.0%
Bristol-Myers Squibb
Callable 04/26/2029 @ $100 3.400%, 07/26/2029	619,000	630,010

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Health Care — continued
Centene
Callable 12/15/2024 @ $102 4.625%, 12/15/2029	$2,500,000	$2,520,225
HCA
Callable 01/15/2029 @ $100 3.375%, 03/15/2029(A)	2,000,000	1,946,819
Health Care Service A Mutual Legal Reserve
Callable 03/01/2030 @ $100 2.200%, 06/01/2030(A)	2,000,000	1,817,216
Merck
Callable 09/07/2038 @ $100 3.900%, 03/07/2039	1,900,000	2,018,690

		8,932,960

Industrials — 4.1%
Boeing
Callable 11/01/2034 @ $100 3.250%, 02/01/2035	1,300,000	1,160,769
Builders FirstSource
Callable 06/01/2022 @ $103 6.750%, 06/01/2027(A)	1,764,000	1,830,150
Continental Airlines Pass - Through Trust
5.983%, 04/19/2022	516,407	517,140
FXI Holdings
Callable 11/15/2022 @ $106 12.250%, 11/15/2026(A)	1,000,000	1,081,570

		4,589,629

Information Technology — 1.1%
Dell International
Callable 06/15/2041 @ $100 3.375%, 12/15/2041(A)	1,500,000	1,260,742

Materials — 2.0%
Cleveland-Cliffs
9.875%, 10/17/2025(A)	2,000,000	2,230,000

Real Estate — 1.8%
MPT Operating Partnership
Callable 10/15/2022 @ $103 5.000%, 10/15/2027‡	2,000,000	2,033,750

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Utilities — 4.2%
FirstEnergy
Callable 04/15/2027 @ $100 4.400%, 07/15/2027	$2,000,000	$2,012,700
Pacific Gas and Electric
Callable 06/01/2046 @ $100 4.000%, 12/01/2046	2,000,000	1,663,705
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%, (A)(B)	1,000,000	973,750
Callable 12/15/2026 @ $100

		4,650,155

TOTAL CORPORATE OBLIGATIONS (Cost $43,055,597)		41,251,724

ASSET-BACKED SECURITIES — 35.4%

Other ABS — 21.9%
Benefit Street Partners CLO II, Ser 2017-IIA, Cl CR
Callable 04/15/2022 @ $100 3.941%, ICE LIBOR USD 3 Month + 3.700%, 07/15/2029 (A)	1,500,000	1,470,057
BSPRT Issuer, Ser 2021-FL6, Cl B
Callable 03/15/2023 @ $100 1.997%, ICE LIBOR USD 1 Month + 1.600%, 03/15/2036 (A)	1,500,000	1,480,819
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl M1
Callable 12/25/2022 @ $100 3.269%, 11/25/2059 (A)	1,150,000	1,132,381
Crestline Denali CLO XVI, Ser 2018-1A, Cl A
Callable 04/20/2022 @ $100 1.374%, ICE LIBOR USD 3 Month + 1.120%, 01/20/2030 (A)	2,500,000	2,491,155
Deerpath Capital CLO, Ser 2020-1A, Cl A1
2.091%, ICE LIBOR USD 3 Month + 1.850%, 04/17/2032 (A)	2,500,000	2,491,305
First Eagle BSL CLO, Ser 2020-1A, Cl C
Callable 04/20/2022 @ $100 4.604%, ICE LIBOR USD 3 Month + 4.350%, 01/20/2033 (A)	2,600,000	2,583,100

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Other ABS — continued
Halcyon Loan Advisors Funding, Ser 2017-3A, Cl C1R
Callable 04/22/2022 @ $100 2.909%, ICE LIBOR USD 3 Month + 2.650%, 10/22/2025 (A)	$1,675,000	$1,672,429
Mountain View CLO X, Ser 2018-10A, Cl CR
Callable 04/13/2022 @ $100 2.094%, ICE LIBOR USD 3 Month + 1.850%, 10/13/2027 (A)	1,805,000	1,793,656
OCP CLO, Ser 2021-13A, Cl DR
Callable 04/15/2022 @ $100 6.741%, ICE LIBOR USD 3 Month + 6.500%, 07/15/2030 (A)	2,000,000	1,966,096
Silvermore CLO, Ser 2014-1A, Cl B
Callable 05/15/2022 @ $100 3.506%, ICE LIBOR USD 3 Month + 3.000%, 05/15/2026 (A)	2,500,000	2,501,625
Thunderbolt Aircraft Lease, Ser 2017-A, Cl B
Callable 04/15/2024 @ $100 5.750%, 05/17/2032 (A)	1,615,599	1,321,026
Trinitas CLO XII, Ser 2020-12A, Cl C
Callable 04/25/2022 @ $100 3.258%, ICE LIBOR USD 3 Month + 3.000%, 04/25/2033 (A)	1,500,000	1,499,197
Trinitas CLO XIV, Ser 2020-14A, Cl D
Callable 01/25/2023 @ $100 4.558%, ICE LIBOR USD 3 Month + 4.300%, 01/25/2034 (A)	2,000,000	1,989,552

		24,392,398

Student Loan — 13.5%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A
Callable 09/25/2030 @ $100 2.720%, 07/25/2069 (A)	1,859,317	1,808,175
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
Callable 12/15/2027 @ $100 1.997%, ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (A)	2,250,000	2,267,395

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Student Loan — continued
Navient Private Education Loan Trust, Ser 2015-AA, Cl A3
Callable 01/15/2029 @ $100 2.097%, ICE LIBOR USD 1 Month + 1.700%, 11/15/2030 (A)	$2,000,000	$2,017,956
SLM Student Loan Trust, Ser 2014-2, Cl A3
Callable 03/25/2030 @ $100 1.047%, ICE LIBOR USD 1 Month + 0.590%, 03/25/2055	1,464,600	1,446,831
SMB Private Education Loan Trust, Ser 2015-C, Cl A3
Callable 10/15/2028 @ $100 2.347%, ICE LIBOR USD 1 Month + 1.950%, 08/16/2032 (A)	1,920,246	1,933,803
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 10/15/2028 @ $100 3.500%, 09/15/2043 (A)	3,660,000	3,583,472
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.847%, ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (A)	1,949,779	1,950,943

		15,008,575

TOTAL ASSET-BACKED SECURITIES (Cost $40,046,761)		39,400,973

MORTGAGE-BACKED SECURITIES — 17.6%

Agency Mortgage-Backed Obligations — 6.8%
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3, IO
Callable 10/25/2024 @ $100 1.635%, 02/25/2043 (C) (D)	20,425,000	839,506
FHLMC Multifamily Structured Pass - Through, Ser K106, Cl A1
Callable 10/25/2029 @ $100 1.783%, 10/25/2029	2,054,764	1,955,885
FHLMC, Ser 2016-4609, Cl QV
3.000%, 05/15/2044	4,020,000	3,900,766
FHLMC, Ser 2019-4895, Cl C
4.500%, 02/15/2049	185,618	189,191

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

Agency Mortgage-Backed Obligations — continued
FNMA
3.500%, 11/01/2044	$652,350	$647,196

		7,532,544

Non-Agency Mortgage-Backed Obligations — 10.8%
FREMF Mortgage Trust, Ser K29, Cl C
Callable 04/25/2023 @ $100 3.472%, 05/25/2046 (A),(C)	2,000,000	2,007,067
FREMF Mortgage Trust, Ser K65, Cl B
Callable 05/25/2027 @ $100 4.074%, 07/25/2050 (A),(C)	2,650,000	2,649,497
FREMF Mortgage Trust, Ser K69, Cl B
Callable 09/25/2027 @ $100 3.735%, 10/25/2049 (A),(C)	2,635,000	2,582,738
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11
Callable 11/25/2023 @ $100 3.460%, 01/25/2047 (A),(C)	760,834	740,284
Sequoia Mortgage Trust, Ser 2017-5, Cl A1
Callable 05/25/2023 @ $100 3.500%, 08/25/2047 (A),(C)	873,849	858,674
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A1
Callable 06/25/2023 @ $100 4.000%, 12/25/2047 (A),(C)	755,116	755,917
Sequoia Mortgage Trust, Ser 2021-5, Cl A5
2.000%, 07/25/2051 (A),(C)	2,594,893	2,460,953

		12,055,130

TOTAL MORTGAGE-BACKED SECURITIES (Cost $20,719,935)		19,587,674

PREFERRED STOCK — 3.7%

	Shares	Value
Communication Services — 0.7%
Paramount Global 5.750% *	13,500	749,925

Financials — 1.2%
Wells Fargo 4.750%	60,000	1,330,200

Utilities — 1.8%
Duke Energy 5.625%	80,000	2,056,800

TOTAL PREFERRED STOCK (Cost $4,634,415)		4,136,925

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2022 (Unaudited)

U.S. TREASURY OBLIGATIONS — 2.7%

	Face Amount	Value

United States Treasury Inflation Indexed Bonds
1.000%, 02/15/2048	$1,140,110	$1,413,759

United States Treasury Notes
2.875%, 10/31/2023	700,000	707,465
0.875%, 06/30/2026	900,000	840,586

		1,548,051

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,752,542)		2,961,810

EXCHANGE TRADED FUND — 2.1%

	Shares	Value

Energy Select Sector SPDR Fund	30,130	2,303,137

TOTAL EXCHANGE TRADED FUND (Cost $1,986,380)		2,303,137

TOTAL INVESTMENTS — 98.5% (Cost $113,195,630)		$109,642,243

Percentages are based on Net Assets of $111,358,531.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2022 was $64,406,504 and represents 57.8% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Securities considered illiquid. The total value of such securities as of 3/31/2022 was $839,506 and represented 0.8% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2022 (Unaudited)

ABS — Asset Backed Securities

BSL — Broadly Syndicated Loans

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddy Mac Multi-Family

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR— London Interbank Offered Rate

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

The open futures contracts held by the Fund at March 31, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	53	Jul-2022	$11,370,664	$11,231,859	$(138,805)

Short Contracts
U.S. 5-Year Treasury Note	(29)	Jul-2022	$(3,408,353)	$(3,325,937)	$82,416
U.S. Ultra Long Treasury Bond	(54)	Jun-2022	(9,938,000)	(9,564,750)	373,250
Ultra 10-Year U.S. Treasury Note	(25)	Jun-2022	(3,497,804)	(3,386,719)	111,085

			(16,844,157)	(16,277,406)	566,751

			$(5,473,493)	$(5,045,547)	$427,946

The following table summarizes the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$41,251,724	$—	$41,251,724
Asset-Backed Securities	—	39,400,973	—	39,400,973
Mortgage-Backed Securities	—	19,587,674	—	19,587,674
Preferred Stock	4,136,925	—	—	4,136,925
U.S. Treasury Obligations	840,586	2,121,224	—	2,961,810
Exchange Traded Fund	2,303,137	—	—	2,303,137

Total Investments in Securities	$7,280,648	$102,361,595	$—	$109,642,243

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$566,751	$–	$–	$566,751
Unrealized Depreciation	(138,805)	–	–	(138,805)

Total Other Financial Instruments	$427,946	$–	$–	$427,946

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND MARCH 31, 2022 (Unaudited)

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

PNN-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 34.0%
	Face Amount	Value

Communication Services — 0.5%
Electronic Arts
Callable 08/15/2050 @ $100 2.950%, 02/15/2051	$250,000	$208,414

Consumer Discretionary — 8.0%
Mattel
Callable 12/15/2022 @ $100 3.150%, 03/15/2023	1,245,516	1,244,009
Murphy Oil USA
Callable 02/15/2026 @ $102 3.750%, 02/15/2031(A)	172,000	156,950
Service International
Callable 08/15/2025 @ $102 3.375%, 08/15/2030	1,367,000	1,231,503
Under Armour
Callable 03/15/2026 @ $100 3.250%, 06/15/2026	50,000	48,375
Vista Outdoor
Callable 03/15/2024 @ $102 4.500%, 03/15/2029(A)	676,000	621,920

		3,302,757

Consumer Staples — 4.9%
Coty
Callable 04/15/2023 @ $103 5.000%, 04/15/2026(A)	925,000	900,719
Energizer Holdings
Callable 06/15/2023 @ $102 4.750%, 06/15/2028(A)	270,000	245,234
Ingles Markets
Callable 06/15/2026 @ $102 4.000%, 06/15/2031(A)	899,000	848,431

		1,994,384

Health Care — 12.1%
DaVita
Callable 06/01/2025 @ $102 4.625%, 06/01/2030(A)	400,000	373,520
Callable 02/15/2026 @ $102 3.750%, 02/15/2031(A)	841,000	735,875

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Health Care — continued
Horizon Therapeutics USA
Callable 08/01/2022 @ $104 5.500%, 08/01/2027(A)	$500,000	$512,510
Owens & Minor
Callable 09/15/2024 @ $100 4.375%, 12/15/2024	855,000	867,988
Regeneron Pharmaceuticals
Callable 03/15/2050 @ $100 2.800%, 09/15/2050	1,570,000	1,254,488
Royalty Pharma
Callable 03/02/2050 @ $100 3.550%, 09/02/2050	1,495,000	1,241,868

		4,986,249

Industrials — 5.0%
Continental Airlines Pass - Through Trust 5.983%, 04/19/2022	87,119	87,243
Korn Ferry
Callable 12/15/2022 @ $102 4.625%, 12/15/2027(A)	788,000	768,592
Mueller Water Products
Callable 06/15/2024 @ $102 4.000%, 06/15/2029(A)	950,000	899,868
Stericycle
Callable 04/21/2022 @ $103 5.375%, 07/15/2024(A)	275,000	280,280

		2,035,983

Materials — 3.5%
Compass Minerals International
Callable 05/15/2024 @ $100 4.875%, 07/15/2024(A)	727,000	718,821
GCP Applied Technologies
Callable 04/21/2022 @ $101 5.500%, 04/15/2026(A)	166,000	168,075
Koppers
Callable 05/06/2022 @ $102 6.000%, 02/15/2025(A)	550,000	539,000

		1,425,896

TOTAL CORPORATE OBLIGATIONS
(Cost $14,455,117)		13,953,683

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK — 29.6%
	Shares	Value

Communication Services — 0.7%
AT&T	12,630	$298,447

Consumer Discretionary — 1.7%
Caleres	5,980	115,594
Kohl’s	3,385	204,657
Newell Brands	17,925	383,774

		704,025

Consumer Staples — 2.9%
Calavo Growers	8,200	298,890
Edgewell Personal Care	5,600	205,352
MGP Ingredients	800	68,472
Molson Coors Beverage, Cl B	1,685	89,945
Tate & Lyle ADR	8,560	328,961
Walgreens Boots Alliance	4,755	212,881

		1,204,501

Energy — 4.4%
Baker Hughes, Cl A	8,140	296,378
Coterra Energy	7,800	210,366
Exxon Mobil	3,880	320,449
HF Sinclair *	12,705	506,294
Suncor Energy	6,200	202,058
Tenaris ADR	9,500	285,665

		1,821,210

Financials — 2.3%
American Equity Investment Life Holding	4,885	194,960
Bank of America	2,820	116,241
New York Community Bancorp	7,450	79,864
Union Bankshares	7,865	241,849
Unum Group	9,595	302,338

		935,252

Health Care — 2.7%
Hikma Pharmaceuticals ADR	6,815	362,885
Hypera ADR	52,890	426,505
Novartis ADR	3,480	305,370

		1,094,760

Industrials — 4.4%
Argan	11,280	457,855
BWX Technologies	6,205	334,201
Hurco	9,880	311,418
LSI Industries	50,490	302,940

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Industrials — continued
Snap-on	1,965	$403,768

		1,810,182

Information Technology — 4.7%
Intel	4,110	203,692
International Business Machines	2,725	354,304
MiX Telematics ADR	27,610	309,508
Richardson Electronics	26,914	334,810
Spectris	9,000	294,390
Xperi Holding	24,355	421,829

		1,918,533

Materials — 3.8%
Barrick Gold	12,950	317,664
First Majestic Silver	23,205	305,378
Fortitude Gold	49,951	366,640
FutureFuel	43,944	427,575
Mosaic	2,140	142,310

		1,559,567

Real Estate — 0.5%
Federal Realty Investment Trust ‡	785	95,825
Kimco Realty ‡	3,985	98,429

		194,254

Utilities — 1.5%
UGI	8,240	298,453
Vistra	12,705	295,391

		593,844

TOTAL COMMON STOCK
(Cost $11,404,430)		12,134,575

CONVERTIBLE BONDS — 16.7%

	Face Amount	Value

Consumer Discretionary — 0.0%
Cheesecake Factory CV to 12.7751 0.375%, 06/15/2026	$23,000	20,585

Health Care — 11.3%
Halozyme Therapeutics CV to 12.9576 0.250%, 03/01/2027	1,305,000	1,136,981
Ionis Pharmaceuticals CV to 12.0075 0.125%, 12/15/2024	1,256,000	1,126,004

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2022 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount	Value

Health Care — continued
Jazz Investments I CV to 4.4569 1.500%, 08/15/2024	$515,000	$525,300
Ligand Pharmaceuticals CV to 4.0244 0.750%, 05/15/2023	1,204,000	1,170,138
Supernus Pharmaceuticals CV to 16.8545 0.625%, 04/01/2023	675,000	661,922

		4,620,345

Industrials — 1.2%
John Bean Technologies CV to 5.8958 0.250%, 05/15/2026 (A)	500,000	480,250

Information Technology — 4.2%
Mandiant CV to 16.4572
Callable 06/01/2022 @ $100 1.625%, 06/01/2035	1,234,000	1,227,842
Vishay Intertechnology CV to 31.8083 2.250%, 06/15/2025	500,000	498,150

		1,725,992

TOTAL CONVERTIBLE BONDS
(Cost $6,871,424)		6,847,172

U.S. TREASURY OBLIGATIONS — 9.8%

U.S. Treasury Notes
1.875%, 05/31/2022	2,000,000	2,004,685
1.750%, 06/30/2022	2,000,000	2,006,016

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,011,489)		4,010,701

PREFERRED STOCK — 3.9%

	Shares	Value

Communication Services — 1.0%
Paramount Global 5.750%	7,330	407,181

Health Care — 0.9%
Elanco Animal Health 5.000%	9,300	378,882

Industrials — 1.0%
Stanley Black & Decker 5.250%	4,515	396,914

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2022 (Unaudited)

PREFERRED STOCK — continued
	Shares	Value

Utilities — 1.0%
UGI 7.250%	4,495	$404,550

TOTAL PREFERRED STOCK
(Cost $1,655,632)		1,587,527

LOAN PARTICIPATION — 0.6%

	Face Amount	Value

Crocs, Inc.
4.449% , 01/26/2029	$250,000	243,483

TOTAL LOAN PARTICIPATION
(Cost $248,750)		243,483

TOTAL INVESTMENTS — 94.6%
(Cost $38,646,842)		$38,777,141

Percentages are based on Net Assets of $40,994,990.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2022 was $8,250,045 and represents 20.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

CV— Convertible

The following is a list of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$13,953,683	$—	$13,953,683
Common Stock	12,134,575	—	—	12,134,575
Convertible Bonds	—	6,847,172	—	6,847,172
U.S. Treasury Obligations	—	4,010,701	—	4,010,701
Preferred Stock	407,181	1,180,346	—	1,587,527
Loan Participation	—	243,483	—	243,483

Total Investments in Securities	$12,541,756	$26,235,385	$—	$38,777,141

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND MARCH 31, 2022 (Unaudited)

Amounts designated as “—” are $0.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

PNN-QH-001-0800